Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

September 3, 2008

Securities and Exchange Commission

Attention: John Ganley

100 F Street, NE

Washington, DC 20549

Re: Financial Investors Trust

File Nos.

33-72424

811-8194

Dear Mr. Ganley:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced Trust effective August 28, 2008, do not differ from those filed in the Post-Effective Amendment No. 35 on August 28, 2007, which was filed electronically.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Secretary